Intangible Assets - Summary of Intangible Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	€ 7,761	€ 7,820
Translation adjustment	(629)	7
Arising on acquisition (note 31)	543	85
Reclassified as held for sale	(372)
Disposals	(23)	(57)
Amortisation charge for year	(66)	(71)
Impairment charge for year		(23)
Ending balance	7,214	7,761
Cost/Deemed Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	8,589	8,560
Ending balance	7,942	8,589
Accumulated Depreciation, Amortisation (and Impairment Charges) [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(828)	(740)
Ending balance	(728)	(828)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	7,396	7,406
Translation adjustment	(593)	(2)
Arising on acquisition (note 31)	487	71
Reclassified as held for sale	(363)
Disposals	(22)	(56)
Impairment charge for year		(23)
Ending balance	6,905	7,396
Goodwill [member] | Cost/Deemed Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	7,701	7,699
Ending balance	7,198	7,701
Goodwill [member] | Accumulated Depreciation, Amortisation (and Impairment Charges) [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(305)	(293)
Ending balance	(293)	(305)
Marketing Related Intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	89	91
Translation adjustment	(10)	2
Arising on acquisition (note 31)	4	3
Amortisation charge for year	(8)	(7)
Ending balance	75	89
Marketing Related Intangibles [member] | Cost/Deemed Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	142	137
Ending balance	129	142
Marketing Related Intangibles [member] | Accumulated Depreciation, Amortisation (and Impairment Charges) [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(53)	(46)
Ending balance	(54)	(53)
Customer-related intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	229	264
Translation adjustment	(22)	6
Arising on acquisition (note 31)	51	11
Reclassified as held for sale	(8)
Disposals	(1)	(1)
Amortisation charge for year	(45)	(51)
Ending balance	204	229
Customer-related intangible assets [member] | Cost/Deemed Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	659	639
Ending balance	535	659
Customer-related intangible assets [member] | Accumulated Depreciation, Amortisation (and Impairment Charges) [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(430)	(375)
Ending balance	(331)	(430)
Contract based intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	47	59
Translation adjustment	(4)	1
Arising on acquisition (note 31)	1
Reclassified as held for sale	(1)
Amortisation charge for year	(13)	(13)
Ending balance	30	47
Contract based intangible assets [member] | Cost/Deemed Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	87	85
Ending balance	80	87
Contract based intangible assets [member] | Accumulated Depreciation, Amortisation (and Impairment Charges) [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(40)	(26)
Ending balance	€ (50)	€ (40)